Pensions and Other Postretirement Benefit (Details Textuals) (USD $)	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 22,575,000,000	$ 20,901,000,000
Pensions and Other Benefit Plans (Textuals)
Percentage of corridor of greater of market value of assets	10.00%
Projected benefit obligation, unfunded plans	9,400,000,000	5,800,000,000
Accumulated benefit obligation unfunded plans	8,200,000,000	5,400,000,000
Plan Assets	5,300,000,000	3,300,000,000
Percent of Asset allocation, Equity securities	100.00%
Fair value of company's common stock directly held in plan assets	778,000,000	671,000,000
Percentage of company's common stock to plan asset	3.40%	3.20%
Defined Benefit Plan, Measurement Date	December 28, 2014	December 29, 2013
U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	561,000,000
International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	615,000,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22,575,000,000	20,901,000,000	17,536,000,000
Net periodic benefit cost attributable to other benefit plans	743,000,000	1,055,000,000	865,000,000
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	79,000,000	87,000,000	122,000,000
Net periodic benefit cost attributable to other benefit plans	503,000,000	452,000,000	409,000,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11,068,000,000	9,926,000,000
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,251,000,000	5,890,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,205,000,000	5,846,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	79,000,000	76,000,000
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	719,000,000	865,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	551,000,000	561,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 11,000,000
Minimum [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	3 years
Maximum [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	5 years